CURRENT FINANCIAL LIABILITIES WITH RELATED PARTIES (Details 1) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Financial liabilities at beginning	€ 1,808	€ 3,365	€ 3,365
Cash addition
Related parties debt restructuring
Related party non- cash payable
Related party cash settlement	1,093		(1,557)
Exchange rate impact	61	3,263
Changes in fair value
Financial liabilities at ending	2,901		1,808
Payable With Related Parties [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at beginning	1,808	€ 3,365	3,365
Cash addition
Related parties debt restructuring
Related party non- cash payable
Related party cash settlement	1,093		(1,557)
Exchange rate impact
Changes in fair value
Financial liabilities at ending	2,901		1,808
Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Exchange rate impact